STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF OPERATIONS (UNAUDITED)
Net Sales	$ 1,212,084	$ 976,025	$ 4,190,709	$ 2,154,777
Cost of Goods Sold	298,588	357,020	1,542,657	949,782
Gross Profit	913,496	619,005	2,648,051	1,204,995
Expense
Depreciation and Amortization	89,961	98,640	236,130	0
G&A Expense	144,242	89,081	$ 356,580	227,420
Net Sales (% Of Change)			94.00%
Interest Expense	4,408	16,241	$ 49,351	0
Payroll Expense	252,897	253,560	1,095,524	767,879
Rent Expense	45,289	43,133	173,968	172,646
Tax		68	$ 68	0
Cost Of Goods Sold (% Of Change)			62.00%
Gross Profit (% Of Change)			120.00%
Depreciation Expense			$ 160,117	26,409
Depreciation (% Of Change)			506.00%
Bad Debt Expense			$ 14,601	0
G&a Expense (% Of Change)			57.00%
Payroll Expnese (% Of Change)			43.00%
Rent Expense (% Of Change)			1.00%
Total Expense (% Of Change)			75.00%
Total Expense	536,797	500,723	$ 2,086,339	1,194,354
Other Gain			22,682	0
Net Income	$ 376,699	$ 118,282	$ 584,394	$ 10,641
Net Income Per Share	$ 0.08	$ 0.02	$ 0.12	$ 0.00
Weighted average shares, are reflective of 1/6 reverse stock split	4,878,417	4,878,417	4,878,417	4,434,869